EMPLOYEE BENEFIT PLANS, Rollforward of Non-Vested Restricted Stock (Details)	7 Months Ended
Oct. 31, 2019 $ / shares shares
Units [Roll Forward]
Non-vested as of March 31, 2018 | shares	860,362
Forfeited | shares	(18,788)
Cancelled | shares	(841,574)
Non-vested as of March 31, 2019 | shares	0
Weighted Average Grant Date Fair Value per Unit [Abstract]
Non-vested as of March 31, 2019 | $ / shares	$ 9.43
Forfeited | $ / shares	9.39
Cancelled | $ / shares	9.43
Non-vested as of October 31, 2019 | $ / shares	$ 0